46. Risk management (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest-earning assets:
Financial assets measured at fair value in income	R$ 2,200
Debt Instruments	2,200
Equity Instruments
Derivatives
Financial assets measured at fair value in profit or loss for trading	113,788
Debt Instruments	79,784
Equity Instruments	1,164
Derivatives	32,840
Financial assets not intended for trading Mandatory measured at the fair value of the result	439
Equity Instruments	439
Loans and Advances to Customers
Financial assets measured at fair value in other comprehensive income	105,339
Debt Instruments	105,267
Equity Instruments	72
Financial assets measured at fair value through profit or loss		R$ 18,609
Debt instruments		1,220
Equity instruments		171
Trading derivatives		17,218
Financial Assets Held For Trading			R$ 119,931
Debt instruments			100,668
Equity instruments			807
Trading derivatives			18,456
Other Financial Assets At Fair Value Through Profit Or Loss		32,856	30,415
Debt instruments		30,827	30,117
Equity instruments		2,029	298
Non-Current Assets Held For Sale			8,063
Investments Held to Maturity		8,134
Reserves from Brazilian Central Bank		69,663	70,103
Financial Assets Measured at Amortized Cost	452,462	323,095
Loans and Other Amounts with Credit Institutions	71,644
Loans and advances to customers	360,990
Debt Instruments	19,828
Loans and Receivables			311,012
Total	674,227	452,357	539,524
Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	81,424
Derivatives	36,270
Short Positions	45,153
Financial liabilities at amortized cost	515,035
Deposits from the Central Bank of Brazil and deposits from credit institutions	70,379
Customer deposits	367,694
Bonds and securities	63,841
Debt Instruments Eligible to Capital	13,120
Deposits from credit institutions		429,506	390,352
Subordinated debts		10,077	19,544
Marketable debt securities		80,192	88,693
Trading derivatives		20,239	18,726
Short positions		23,501	32,440
Total	596,458	563,515	549,755
0 to 30 days [member]
Interest-earning assets:
Financial assets measured at fair value in income
Debt Instruments
Equity Instruments
Derivatives
Financial assets measured at fair value in profit or loss for trading	15,635
Debt Instruments	3,480
Equity Instruments	1,164
Derivatives	10,992
Financial assets not intended for trading Mandatory measured at the fair value of the result	439
Equity Instruments	439
Loans and Advances to Customers
Financial assets measured at fair value in other comprehensive income	3,455
Debt Instruments	3,383
Equity Instruments	72
Financial assets measured at fair value through profit or loss		3,891
Debt instruments
Equity instruments		171
Trading derivatives		3,720
Financial Assets Held For Trading			8,193
Debt instruments			5,359
Equity instruments			807
Trading derivatives			2,027
Other Financial Assets At Fair Value Through Profit Or Loss		4,261	677
Debt instruments		2,232	379
Equity instruments		2,029	298
Non-Current Assets Held For Sale			24
Investments Held to Maturity		98
Reserves from Brazilian Central Bank		69,663	70,103
Financial Assets Measured at Amortized Cost	50,776	28,416
Loans and Other Amounts with Credit Institutions	25,201
Loans and advances to customers	25,490
Debt Instruments	85
Loans and Receivables			27,387
Total	70,305	106,329	106,387
Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	55,313
Derivatives	10,160
Short Positions	45,153
Financial liabilities at amortized cost	174,848
Deposits from the Central Bank of Brazil and deposits from credit institutions	4,007
Customer deposits	163,297
Bonds and securities	7,544
Debt Instruments Eligible to Capital
Deposits from credit institutions		224,610	200,818
Subordinated debts			9,857
Marketable debt securities		3,677	13,353
Trading derivatives		4,597	1,104
Short positions		23,501	32,440
Total	230,161	256,385	257,572
31 to 180 days [Member]
Interest-earning assets:
Financial assets measured at fair value in income	153
Debt Instruments	153
Equity Instruments
Derivatives
Financial assets measured at fair value in profit or loss for trading	18,487
Debt Instruments	11,789
Equity Instruments
Derivatives	6,698
Financial assets not intended for trading Mandatory measured at the fair value of the result
Equity Instruments
Loans and Advances to Customers
Financial assets measured at fair value in other comprehensive income	3,625
Debt Instruments	3,625
Equity Instruments
Financial assets measured at fair value through profit or loss		1,091
Debt instruments		3
Equity instruments
Trading derivatives		1,088
Financial Assets Held For Trading			6,155
Debt instruments			5,192
Equity instruments
Trading derivatives			963
Other Financial Assets At Fair Value Through Profit Or Loss		802	9,091
Debt instruments		802	9,091
Equity instruments
Non-Current Assets Held For Sale			521
Investments Held to Maturity		96
Reserves from Brazilian Central Bank
Financial Assets Measured at Amortized Cost	130,066	75,794
Loans and Other Amounts with Credit Institutions	39,879
Loans and advances to customers	88,071
Debt Instruments	2,117
Loans and Receivables			101,441
Total	152,331	77,783	107,208
Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	7,878
Derivatives	7,878
Financial liabilities at amortized cost	100,497
Deposits from the Central Bank of Brazil and deposits from credit institutions	32,846
Customer deposits	44,035
Bonds and securities	23,616
Debt Instruments Eligible to Capital
Deposits from credit institutions		62,181	47,172
Subordinated debts
Marketable debt securities		25,781	20,875
Trading derivatives		1,621	1,370
Short positions
Total	108,376	89,583	69,417
181 to 365 days [Member]
Interest-earning assets:
Financial assets measured at fair value in income	50
Debt Instruments	50
Equity Instruments
Derivatives
Financial assets measured at fair value in profit or loss for trading	4,867
Debt Instruments	3,150
Equity Instruments
Derivatives	1,717
Financial assets not intended for trading Mandatory measured at the fair value of the result
Equity Instruments
Loans and Advances to Customers
Financial assets measured at fair value in other comprehensive income	12,177
Debt Instruments	12,177
Equity Instruments
Financial assets measured at fair value through profit or loss		737
Debt instruments		140
Equity instruments
Trading derivatives		597
Financial Assets Held For Trading			12,013
Debt instruments			8,294
Equity instruments
Trading derivatives			3,719
Other Financial Assets At Fair Value Through Profit Or Loss		3,981	368
Debt instruments		3,981	368
Equity instruments
Non-Current Assets Held For Sale			89
Investments Held to Maturity		280
Reserves from Brazilian Central Bank
Financial Assets Measured at Amortized Cost	55,339	51,603
Loans and Other Amounts with Credit Institutions	2,765
Loans and advances to customers	50,829
Debt Instruments	1,745
Loans and Receivables			35,900
Total	72,433	56,601	48,370
Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	2,088
Derivatives	2,088
Financial liabilities at amortized cost	91,433
Deposits from the Central Bank of Brazil and deposits from credit institutions	22,603
Customer deposits	61,293
Bonds and securities	7,537
Debt Instruments Eligible to Capital
Deposits from credit institutions		69,277	65,606
Subordinated debts
Marketable debt securities		19,125	14,612
Trading derivatives		1,074	3,257
Short positions
Total	93,521	89,476	83,475
1 to 5 years [member]
Interest-earning assets:
Financial assets measured at fair value in income	250
Debt Instruments	250
Equity Instruments
Derivatives
Financial assets measured at fair value in profit or loss for trading	57,091
Debt Instruments	47,287
Equity Instruments
Derivatives	9,804
Financial assets not intended for trading Mandatory measured at the fair value of the result
Equity Instruments
Loans and Advances to Customers
Financial assets measured at fair value in other comprehensive income	63,651
Debt Instruments	63,651
Equity Instruments
Financial assets measured at fair value through profit or loss		8,444
Debt instruments		188
Equity instruments
Trading derivatives		8,256
Financial Assets Held For Trading			67,606
Debt instruments			58,363
Equity instruments
Trading derivatives			9,243
Other Financial Assets At Fair Value Through Profit Or Loss		16,737	16,702
Debt instruments		16,737	16,702
Equity instruments
Non-Current Assets Held For Sale			3,603
Investments Held to Maturity		3,679
Reserves from Brazilian Central Bank
Financial Assets Measured at Amortized Cost	152,438	112,467
Loans and Other Amounts with Credit Institutions	3,799
Loans and advances to customers	134,805
Debt Instruments	13,833
Loans and Receivables			85,318
Total	273,429	141,327	173,229
Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	12,629
Derivatives	12,629
Financial liabilities at amortized cost	131,589
Deposits from the Central Bank of Brazil and deposits from credit institutions	7,891
Customer deposits	98,867
Bonds and securities	24,832
Debt Instruments Eligible to Capital
Deposits from credit institutions		70,882	71,413
Subordinated debts		10,077
Marketable debt securities		28,134	30,138
Trading derivatives		9,119	9,673
Short positions
Total	144,218	118,212	111,224
Above 5 years [Member]
Interest-earning assets:
Financial assets measured at fair value in income	1,747
Debt Instruments	1,747
Equity Instruments
Derivatives
Financial assets measured at fair value in profit or loss for trading	17,707
Debt Instruments	14,078
Equity Instruments
Derivatives	3,629
Financial assets not intended for trading Mandatory measured at the fair value of the result
Equity Instruments
Loans and Advances to Customers
Financial assets measured at fair value in other comprehensive income	22,430
Debt Instruments	22,430
Equity Instruments
Financial assets measured at fair value through profit or loss		4,446
Debt instruments		889
Equity instruments
Trading derivatives		3,557
Financial Assets Held For Trading			25,964
Debt instruments			23,460
Equity instruments
Trading derivatives			2,504
Other Financial Assets At Fair Value Through Profit Or Loss		7,075	3,577
Debt instruments		7,075	3,577
Equity instruments
Non-Current Assets Held For Sale			3,826
Investments Held to Maturity		3,981
Reserves from Brazilian Central Bank
Financial Assets Measured at Amortized Cost	63,844	54,815
Loans and Other Amounts with Credit Institutions
Loans and advances to customers	61,795
Debt Instruments	2,049
Loans and Receivables			60,966
Total	105,728	70,317	94,333
Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	3,515
Derivatives	3,515
Financial liabilities at amortized cost	16,667
Deposits from the Central Bank of Brazil and deposits from credit institutions	3,031
Customer deposits	203
Bonds and securities	313
Debt Instruments Eligible to Capital	13,120
Deposits from credit institutions		2,556	5,343
Subordinated debts			9,687
Marketable debt securities		3,475	9,715
Trading derivatives		3,828	3,322
Short positions
Total	R$ 20,182	R$ 9,859	R$ 28,067